Contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Contract Liabilities [Roll Forward]
Beginning balance	$ 9,732	$ 12,654
Revenue deferred during the year	113,524	36,627
Deferred revenue recognized as revenue during the year	(114,651)	(39,549)
Ending balance	8,605	9,732
Contract liabilities - Current	6,711	7,037
Contract liabilities - Non-current	1,894	2,695
Contract liabilities	$ 8,605	$ 9,732